NET FINANCE COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net interest paid	$ 468	$ 443
Interest paid during construction	$ 21	$ 25